PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary Of Principal Subsidiaries And Consolidated VIE (Details)	12 Months Ended
Dec. 31, 2024
Techfish Limited | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%
Beijing Highland Wolf Technology Co., Ltd. (the "WFOE") | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%
Beijing Huapin Borui Network Technology Co., Ltd. ("Huapin") | Consolidated VIE
PRINCIPAL ACTIVITIES AND ORGANIZATION
Equity interest/economic interest held	100.00%